                               [NATIONWIDE LOGO]



                                 NATIONWIDE(R)
                              VA SEPARATE ACCOUNT-A

                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31,2001

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO


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                               [NATIONWIDE LOGO]


                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                             [PICTURE OF PRESIDENT]


                               PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 2001 annual report of the Nationwide VA Separate Account-A.

During 2001 we continued to upgrade and enhance our technology capabilities for service excellence. We made significant investments to expand our Internet and telephone voice response systems to improve the ease with which our customers and business partners do business with Nationwide. We continued our strategic investment in new product design, and we reaffirm our commitment to develop competitive and innovative life and retirement saving products to meet the ever-changing needs of our customers. Nationwide is an acknowledged trail blazer in the financial services business and we have the greatest resolve to continue to earn this leadership position. As always, we welcome your candid and informed feedback on your service experience with Nationwide.

It has been a tough couple of years for equity investors. The equity markets had a long run in the `90s and it has taken longer than many expected to wring-out those excesses. Economic statistics appear to be pointing to an improved business and economic climate. And, we are hopeful this is the precursor for improved equity performance in the near future.

We sincerely appreciate your patronage and we look forward to helping you meet your future financial planning and retirement savings goals.


                        /s/ Joseph J. Gasper, President
                         Joseph J. Gasper, President
                             February 20, 2002



                                     3

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                                        4

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HOW TO READ THE ANNUAL REPORT


This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-A. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report. We also invite you to call our service center at 1-800-321-9332 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. THE TOTAL fair value of the funds is equal to the Total investments of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 15.This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' Equity includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub- account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 12, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VA SEPARATE ACCOUNT-A
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31,2001

ASSETS:
  Investments at fair value:
     American Century VP - American Century VP Balanced (ACVPBal)
       936,676 shares (cost $6,912,496) .......................................................     $   6,172,696
     Federated IS - Federated American Leaders Fund II (FedAmLead)
       1,633 shares (cost $28,306) ............................................................            31,440
     Federated IS - Federated High Income Bond Fund II (FedHiInc)
       17,141 shares (cost $170,099) ..........................................................           132,329
     Fidelity(R)VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
       9,911 shares (cost $248,171) ...........................................................           225,473
     Fidelity(R)VIP - Growth Portfolio: Initial Class (FidVIPGr)
       1,430,278 shares (cost $57,876,221) ....................................................        48,071,648
     Fidelity(R)VIP - Overseas Portfolio: Initial Class (FidVIPOv)
       1,724 shares (cost $34,847) ............................................................            23,933
     MFS VIT - Emerging Growth Series (MFSEmGrSe)
       7,492 shares (cost $252,382) ...........................................................           134,710
     MFS VIT - Total Return Series (MFSTotReSe)
       1,694 shares (cost $25,761) ............................................................            31,523
     Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
       340,409 shares (cost $7,453,143) .......................................................         3,591,313
     Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
       1,152,784 shares (cost $13,232,970) ....................................................        13,441,461
     Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
       4,053,410 shares (cost $4,053,410) .....................................................         4,053,410
     Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
       2,937,537 shares (cost $41,364,451) ....................................................        29,052,238
     Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
       1,343,609 shares (cost $18,734,030) ....................................................        12,979,265
                                                                                                    -------------
          Total investments ...................................................................       117,941,439
  Accounts receivable .........................................................................            -
                                                                                                    -------------
          Total assets ........................................................................       117,941,439
ACCOUNTS PAYABLE ..............................................................................             1,247
                                                                                                    -------------
CONTRACT OWNERS' EQUITY (NOTE 4) ..............................................................     $ 117,940,192
                                                                                                    =============

See accompanying notes to financial statements.


------------------------------------------------------------------------------------------------------------------


NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31,2001

                                                       TOTAL           ACVPBal    FedAmLead    FedHiInc    FidVIPEI    FidVIPGR
                                                 ---------------     ----------   ---------    --------    --------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................     $     1,726,753        217,640        444       13,748       3,955        55,861
  Mortality and expense risk charges
    (note 2) ...............................          (1,878,014)       (92,818)      (453)      (1,913)     (3,246)     (794,488)
                                                 ---------------     ----------    --------    --------     -------   -----------
    Net investment income ..................            (151,261)       124,822         (9)      11,835         709      (738,627)
                                                 ---------------     ----------    --------    --------     -------   -----------
  Proceeds from mutual funds shares sold....          55,273,241      1,987,050        460        1,923       3,255    22,606,518
  Cost of mutual fund shares sold ..........         (56,396,110)    (2,238,950)      (358)      (2,477)     (3,391)  (16,864,370)
                                                 ---------------     ----------    --------    --------     -------   -----------
    Realized gain (loss) on investments ....          (1,122,869)      (251,900)       102         (554)       (136)    5,742,148
  Change in unrealized gain (loss)
    on investments .........................         (36,033,382)      (526,314)    (2,133)     (11,337)    (26,822)  (24,687,702)
                                                 ---------------     ----------    --------    --------     -------   -----------
    Net gain (loss) on investments .........         (37,156,251)      (778,214)    (2,031)     (11,891)    (26,958)  (18,945,554)
                                                 ---------------     ----------    --------    --------     -------   -----------
  Reinvested capital gains .................          12,568,283        258,364        193            -      11,110     5,250,949
                                                 ---------------     ----------    --------    --------     -------   -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...     $   (24,739,229)      (395,028)    (1,847)         (56)    (15,139)  (14,433,232)
                                                 ===============     ==========    ========    ========     =======   ===========



NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF OPERATIONS
Year Ended December 31,2001

                                                     FidVIPOv     MFSEmGrSe
                                                    --------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................     $      1,431           -
  Mortality and expense risk charges
    (note 2) ...............................            (375)      (2,105)
                                                    --------      -------
    Net investment income ..................           1,056       (2,105)
                                                    --------      -------
  Proceeds from mutual funds shares sold....             377        2,131
  Cost of mutual fund shares sold ..........            (425)      (2,056)
                                                    --------      -------
    Realized gain (loss) on investments ....             (48)          75
  Change in unrealized gain (loss)
    on investments .........................         (10,126)     (78,635)
                                                    --------      -------
    Net gain (loss) on investments .........         (10,174)     (78,560)
                                                    --------      -------
  Reinvested capital gains .................           2,261        9,946
                                                    --------      -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...     $    (6,857)     (70,719)
                                                    ========      =======


                                                    MFSTotReSe        NSATCapAp   NSATGvtBd    NSATMyMkt    NSATTotRe   NBAMTBal
                                                 ---------------   ------------- -----------  ------------ ----------- ---------
INVESTMENT ACTIVITY:
  Reinvested dividends                           $           676              -    699,907      147,312     262,525       323,254
  Mortality and expense risk charges
    (note 2)                                                (443)       (61,571)  (190,196)     (56,180)   (468,439)     (205,787)
                                                 ---------------   ------------ ----------  -----------  ----------   -----------
    Net investment income                                    233        (61,571)   509,711       91,132    (205,914)      117,467
                                                 ---------------   ------------ ----------  -----------  ----------   -----------

  Proceeds from mutual funds shares sold..                   448      1,896,779  5,068,046    4,844,364  13,201,574     5,660,316
  Cost of mutual fund shares sold                           (332)    (3,851,574)(4,793,632)  (4,844,364)(15,396,933)   (8,397,248)
                                                 ---------------   ------------ ----------  -----------  ----------   -----------
    Realized gain (loss) on investments                      116     (1,954,795)   274,414            -  (2,195,359)   (2,736,932)
  Change in unrealized gain (loss)
    on investments                                        (1,719)        38,702      8,162            -  (4,281,990)   (6,453,468)
                                                 ---------------   ------------ ----------  -----------  ----------   -----------
    Net gain (loss) on investments                        (1,603)    (1,916,093)   282,576            -  (6,477,349)   (9,190,400)
                                                 ---------------   ------------ ----------  -----------  ----------   -----------
  Reinvested capital gains                                   998              -     18,107            -     909,171     6,107,184
                                                 ---------------   ------------ ----------  -----------  ----------   -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations                   $(372)    (1,977,664)   810,394       91,132  (5,774,092)   (2,965,749)
                                                 ===============   ============ ==========  ===========  ==========   ===========

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31,2001 AND 2000


                                                          TOTAL                      ACVPBal                 FedAmLead
                                          --------------------------------    ----------------------   --------------------
                                                2001              2000           2001        2000         2001        2000
                                          ----------------   -------------    ----------  ----------   ----------  --------
INVESTMENT ACTIVITY:
  Net investment income ..............    $      (151,261)        (604,605)     124,822      174,896         (9)      (152)
  Realized gain (loss) on investments          (1,122,869)      37,415,910     (251,900)     370,226        102        106
  Change in unrealized gain (loss)
    on investments ...................        (36,033,382)     (90,449,985)    (526,314)  (2,200,195)    (2,133)      (541)
  Reinvested capital gains ...........         12,568,283       38,688,114      258,364    1,906,061        193        904
                                         ----------------     ------------   ----------   ----------   --------     ------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations ....................        (24,739,229)     (14,950,566)    (395,028)     250,988     (1,847)       317
                                         ----------------     ------------   ----------   ----------   --------     ------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................          1,397,167        3,222,191       60,463       99,979          -          -
  Transfers between funds ............                  -                -       11,743      135,218          -          -
  Redemptions ........................        (45,502,852)     (88,044,871)  (1,679,605)  (3,882,860)         -          -
  Annuity benefits ...................            (36,315)         (46,890)           -       (4,647)         -          -
  Annual contract maintenance charges
    (note 2) .........................           (163,590)        (219,287)      (8,661)     (10,867)         -          -
  Contingent deferred sales charges
    (note 2) .........................           (101,052)        (322,163)      (4,033)     (11,332)         -          -
  Adjustments to maintain reserves ...             (3,985)         (40,395)       4,368     (121,918)        (7)         1
                                         ----------------     ------------   ----------   ----------   --------     ------
       Net equity transactions .......        (44,410,627)     (85,451,415)  (1,615,725)  (3,796,427)        (7)         1
                                         ----------------     ------------   ----------   ----------   --------     ------

NET CHANGE IN CONTRACT OWNERS' EQUITY         (69,149,856)    (100,401,981)  (2,010,753)  (3,545,439)    (1,854)       318
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................        187,090,048      287,492,029    8,183,634   11,729,073     33,291     32,973
                                         ----------------     ------------   ----------   ----------   --------     ------
CONTRACT OWNERS' EQUITY END OF PERIOD     $   117,940,192      187,090,048    6,172,881    8,183,634     31,437     33,291
                                         ================     ============   ==========   ==========   ========     ======

CHANGES IN UNITS:
  Beginning units ....................          6,413,314        9,343,986      803,996      569,742      1,743      1,743
                                         ----------------     ------------   ----------   ----------   --------     ------
  Units purchased ....................            155,115        2,557,928        7,404    1,543,572          -          -
  Units redeemed .....................         (1,778,997)      (5,488,600)    (173,762)  (1,309,318)         -          -
                                         ----------------     ------------   ----------   ----------   --------     ------
  Ending units .......................          4,789,432        6,413,314      637,638      803,996      1,743      1,743
                                         ================     ============   ==========   ==========   ========     ======


                                                    FedHiInc
                                              ---------------------
                                                2001         2000
                                               --------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..............          11,835       11,442
  Realized gain (loss) on investments             (554)        (447)
  Change in unrealized gain (loss)
    on investments ...................         (11,337)     (26,229)
  Reinvested capital gains ...........               -            -
                                               -------      -------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations ....................             (56)     (15,234)
                                               -------      -------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................               -            -
  Transfers between funds ............               -            -
  Redemptions ........................               -       (1,479)
  Annuity benefits ...................               -            -
  Annual contract maintenance charges
    (note 2) .........................               -            -
  Contingent deferred sales charges
    (note 2) .........................               -            -
  Adjustments to maintain reserves ...              (2)           1
                                               -------      -------
       Net equity transactions .......              (2)      (1,478)
                                               -------      -------

NET CHANGE IN CONTRACT OWNERS' EQUITY              (58)     (16,712)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................         132,382      149,094
                                               -------      -------
CONTRACT OWNERS' EQUITY END OF PERIOD          132,324      132,382
                                               =======      =======

CHANGES IN UNITS:
  Beginning units ....................          11,430       11,549
                                               -------      -------
  Units purchased ....................               -            -
  Units redeemed .....................               -         (119)
                                               -------      -------
  Ending units .......................          11,430       11,430
                                               =======      =======

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31,2001 AND 2000


                                                    FidVIPEI                        FidVIPGr
                                         ------------------------------    ---------------------------
                                               2001             2000          2001            2000
                                         -------------     ------------    ------------    -----------
INVESTMENT ACTIVITY:
  Net investment income ................  $        709             651        (738,627)     (1,331,541)
  Realized gain (loss) on investments ..          (136)             38       5,742,148      20,224,613
  Change in unrealized gain (loss)
    on investments .....................       (26,822)            565     (24,687,702)    (43,748,033)
  Reinvested capital gains .............        11,110          14,277       5,250,949      13,517,429
                                          ------------     -----------   -------------   -------------
    Net increase (decrease) in contract
       owners'equity resulting from
       operations ......................       (15,139)         15,531     (14,433,232)    (11,337,532)
                                          ------------     -----------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................             -               -         672,433       1,445,996
  Transfers between funds ..............             -               -      (2,454,721)      1,718,143
  Redemptions ..........................             -          (1,824)    (19,350,509)    (34,240,906)
  Annuity benefits .....................             -               -         (26,367)        (30,046)
  Annual contract maintenance charges
    (note 2) ...........................             -               -         (70,386)        (94,380)
  Contingent deferred sales charges
    (note 2) ...........................             -               -         (40,898)       (115,054)
  Adjustments to maintain reserves .....             8              (4)         (8,583)         78,929
                                          ------------     -----------   -------------   -------------
       Net equity transactions .........             8          (1,828)    (21,279,031)    (31,237,318)
                                          ------------     -----------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..       (15,131)         13,703     (35,712,263)    (42,574,850)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................       240,598         226,895      83,782,583     126,357,433
                                          ------------     -----------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..  $    225,467         240,598      48,070,320      83,782,583
                                          ============     ===========   =============   =============

CHANGES IN UNITS:
  Beginning units ......................        10,178          10,262       2,137,305       2,836,020
                                          ------------     -----------   -------------   -------------
  Units purchased ......................           -               -            20,037         232,623
  Units redeemed .......................           -               (84)       (649,812)       (931,338)
                                          ------------     -----------   -------------   -------------
  Ending units .........................        10,178          10,178       1,507,530       2,137,305
                                          ============     ===========   =============   =============



                                                        FidVIPOv                        MFSEmGrSe
                                               ------------------------       -------------------------
                                                   2001          2000           2001             2000
                                               -----------     --------       ----------       --------
INVESTMENT ACTIVITY:
  Net investment income ................           1,056              25          (2,105)         (3,494)
  Realized gain (loss) on investments ..             (48)            119              75           2,902
  Change in unrealized gain (loss)
    on investments .....................         (10,126)        (11,229)        (78,635)        (66,728)
  Reinvested capital gains .............           2,261           3,274           9,946          13,664
                                              ----------     -----------      ----------     -----------
    Net increase (decrease) in contract
       owners'equity resulting from
       operations ......................          (6,857)         (7,811)        (70,719)        (53,656)
                                              ----------     -----------      ----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................               -               -               -               -
  Transfers between funds ..............               -               -               -               -
  Redemptions ..........................               -               -               -          (2,696)
  Annuity benefits .....................               -               -               -               -
  Annual contract maintenance charges
    (note 2) ...........................               -               -               -               -
  Contingent deferred sales charges
    (note 2) ...........................               -               -               -               -
  Adjustments to maintain reserves .....              (6)              3               9             (38)
                                              ----------     -----------      ----------     -----------
       Net equity transactions .........              (6)              3               9          (2,734)
                                              ----------     -----------      ----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..          (6,863)         (7,808)        (70,710)        (56,390)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................          30,794          38,602         205,417         261,807
                                              ----------     -----------      ----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..          23,931          30,794         134,707         205,417
                                              ==========     ===========      ==========     ===========

CHANGES IN UNITS:
  Beginning units ......................           2,025           2,025           8,098           8,182
                                              ----------     -----------      ----------     -----------
  Units purchased ......................               -               -               -               -
  Units redeemed .......................               -               -               -             (84)
                                              ----------     -----------      ----------     -----------
  Ending units .........................           2,025           2,025           8,098           8,098
                                              ==========     ===========      ==========     ===========


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31,2001 AND 2000


                                                      MFSTotReSe                  NSATCapAp                     NSATGvtBd
                                          ---------------------------   ---------------------------   --------------------------
                                              2001           2000           2001           2000           2001           2000
                                          -------------   -----------   ------------   ------------   ------------   -----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $       233            290        (61,571)      (129,334)       509,711        785,644
  Realized gain (loss) on investments .           116             92     (1,954,795)     1,983,463        274,414        110,205
  Change in unrealized gain (loss)
    on investments ....................        (1,719)         2,968         38,702     (6,548,418)         8,162        873,754
  Reinvested capital gains ............           998            669            -        1,634,693         18,107            -
                                          -----------     ----------   ------------  -------------   ------------   ------------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations .....................          (372)         4,019     (1,977,664)    (3,059,596)       810,394      1,769,603
                                          -----------     ----------   ------------  -------------   ------------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           -              -           78,560        237,804        138,586        214,304
  Transfers between funds .............           -              -         (490,315)    (1,065,194)     1,368,326       (450,748)
  Redemptions .........................           -              -       (1,288,756)    (4,893,013)    (4,274,528)    (8,113,059)
  Annuity benefits ....................           -              -              -              -              -             (671)
  Annual contract maintenance charges
    (note 2) ..........................           -              -           (5,974)       (10,810)       (15,006)       (18,716)
  Contingent deferred sales charges
    (note 2) ..........................           -              -           (3,846)       (21,292)        (9,027)       (25,792)
  Adjustments to maintain reserves ....             8            (12)          (250)           114            103            734
                                          -----------     ----------   ------------  -------------   ------------   ------------
       Net equity transactions ........             8            (12)    (1,710,581)    (5,752,391)    (2,791,546)    (8,393,948)
                                          -----------     ----------   ------------  -------------   ------------   ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .          (364)         4,007     (3,688,245)    (8,811,987)    (1,981,152)    (6,624,345)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        31,887         27,880      7,279,413     16,091,400     15,422,673     22,047,018
                                          -----------     ----------   ------------  -------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $    31,523         31,887      3,591,168      7,279,413     13,441,521     15,422,673
                                          ===========     ==========   ============  =============   ============   ============

CHANGES IN UNITS:
  Beginning units .....................         1,840          1,840        318,566        510,658        681,128      1,081,573
                                          -----------     ----------   ------------  -------------   ------------   ------------
  Units purchased .....................           -              -            4,480         39,440         65,512         74,223
  Units redeemed ......................           -              -         (101,458)      (231,532)      (185,833)      (474,668)
                                          -----------     ----------   ------------  -------------   ------------   ------------
  Ending units ........................         1,840          1,840        221,588        318,566        560,807        681,128
                                          ===========     ==========   ============  =============   ============   ============



                                                    NSATMyMkt
                                          --------------------------
                                             2001            2000
                                          -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............        91,132        183,530
  Realized gain (loss) on investments .           -              -
  Change in unrealized gain (loss)
    on investments ....................           -              -
  Reinvested capital gains ............           -              -
    Net increase (decrease) in contract
       owners' equity resulting from
                                         ------------   ------------
       operations .....................        91,132        183,530
                                         ------------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        67,585        303,572
  Transfers between funds .............     3,501,278        914,684
  Redemptions .........................    (3,077,404)    (3,459,919)
  Annuity benefits ....................           -              -
  Annual contract maintenance charges
    (note 2) ..........................        (4,306)        (3,975)
  Contingent deferred sales charges
    (note 2) ..........................        (9,859)       (19,371)
  Adjustments to maintain reserves ....           560            249
                                         ------------   ------------
       Net equity transactions ........       477,854     (2,264,760)
                                         ------------   ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       568,986     (2,081,230)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     3,484,710      5,565,940
                                         ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .     4,053,696      3,484,710
                                         ============   ============

CHANGES IN UNITS:
  Beginning units .....................       217,813        364,098
                                         ------------   ------------
  Units purchased .....................        43,878        515,006
  Units redeemed ......................       (13,887)      (661,291)
                                         ------------   ------------
  Ending units ........................       247,804        217,813
                                         ============   ============

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31,2001 AND 2000


                                                    NSATTotRe                        NBAMTBal
                                          -----------------------------    ----------------------------
                                              2001             2000            2001             2000
                                          -------------   -------------    -----------     ------------
INVESTMENT ACTIVITY:
  Net investment income                   $   (205,914)       (436,039)        117,467         139,477
  Realized gain (loss) on investments       (2,195,359)     12,701,097      (2,736,932)      2,023,496
  Change in unrealized gain (loss)
    on investments                          (4,281,990)    (31,621,849)     (6,453,468)     (7,104,050)
  Reinvested capital gains                     909,171      17,605,775       6,107,184       3,991,368
                                          ------------    ------------    ------------     -----------
    Net increase (decrease) in contract
       owners' equity resulting from
       operations                           (5,774,092)     (1,751,016)     (2,965,749)       (949,709)
                                          ------------    ------------    ------------     -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners                            277,184         595,738         102,356         324,798
  Transfers between funds                   (1,113,445)     (2,592,660)       (822,866)      1,340,557
  Redemptions                              (11,329,099)    (24,523,010)     (4,502,951)     (8,926,105)
  Annuity benefits                              (5,652)         (6,738)         (4,296)         (4,788)
  Annual contract maintenance charges
    (note 2)                                   (41,642)        (56,912)        (17,615)        (23,627)
  Contingent deferred sales charges
    (note 2)                                   (23,669)        (93,883)         (9,720)        (35,439)
  Adjustments to maintain reserves                (325)          3,241             132          (1,695)
                                          ------------    ------------    ------------     -----------
       Net equity transactions             (12,236,648)    (26,674,224)     (5,254,960)     (7,326,299)
                                          ------------    ------------    ------------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY      (18,010,740)    (28,425,240)     (8,220,709)     (8,276,008)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD                                 47,062,780      75,488,020      21,199,886      29,475,894
                                          ------------    ------------    ------------     -----------
CONTRACT OWNERS'EQUITY END OF PERIOD      $ 29,052,040      47,062,780      12,979,177      21,199,886
                                          ============    ============    ============     ===========

CHANGES IN UNITS:
  Beginning units                            1,350,920       2,808,228         868,272       1,138,066
                                          ------------    ------------    ------------     -----------
  Units purchased                                8,960          52,138           4,844         100,926
  Units redeemed                              (402,215)     (1,509,446)       (252,030)       (370,720)
                                          ------------    ------------    ------------     -----------
  Ending units                                 957,665       1,350,920         621,086         868,272
                                          ============    ============    ============     ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                          NOTES TO FINANCIAL STATEMENTS

                            DECEMBER 31,2001 AND 2000

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

       Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company transferred to the Account, 50,000 shares of the American Century VP - American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000. The initial funding was redeemed in 1999.

       The Company (Depositor) offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

    (b) The Contracts

       Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

       With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

           Portfolio of the American Century Variable Portfolios, Inc. (American Century VP);
             American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP International (ACVPInt)(*)

           Funds of the Federated Insurance Series (Federated IS) (available for VA-II Eagle Choice contracts);
             Federated IS - Federated American Leaders Fund II (FedAmLead) Federated IS - Federated High Income Bond Fund II (FedHiInc)

           Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity VIP);
             Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI) (available for VA-II Eagle Choice contracts) Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) (available for VA contracts)
             Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv) (available for VA-II Eagle Choice contracts)

           Funds of the MFS(R) Variable Insurance Trust (MFS(R) VIT)
             (available for VA-II Eagle Choice contracts);
             MFS(R) VIT - Emerging Growth Series (MFSEmGrSe)
             MFS(R) VIT - Total Return Series (MFSTotReSe)

           Funds of the Nationwide(R) Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
             Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp) (available for VA contracts)
             Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd) (available for all contracts)
             Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt) (available for all contracts)
             Nationwide(R) SAT - Nationwide(R) Small Company Fund Class I (NSATSmCo)(*) (available for VA-II Eagle Choice contracts) Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe) (available for VA contracts)

           Portfolio of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT) (available for VA contracts);
             Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)

           (*) At December 31, 2001, contract owners have not invested in the fund.

    The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

    A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

    Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

    The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d) Federal Income Taxes

    Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

    The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

    Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                    NOTES TO FINANCIAL STATEMENTS, Continued

(2) EXPENSES

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The following contract charges are deducted by the Company: (a) for the VA contracts an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; for the VA II Convertible contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and
    (b) for the VA contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the VA II Convertible contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges were deducted from the initial funding, or from earnings thereon.

(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share- holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for each of the periods in the five year period ended December 31, 2001.


                                                                 CONTRACT                    UNIT          CONTRACT      TOTAL
                                                               EXPENSE RATE(*)  UNITS     FAIR VALUE    OWNERS' EQUITY  RETURN(**)
                                                               --------------- -------   -----------   ---------------  ----------
    American Century Variable Portfolios, Inc.- American Century VP Balanced(***)
          2001  . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%      637,638   $  9.677376   $     6,170,663     -4.80%
          2000  . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%      803,996     10.165458         8,172,988     -3.91%
          1999  . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%    1,097,698     10.579044        11,612,595     13.27%
          1998  . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%      715,355     18.120337        12,962,474     15.67%
          1997  . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%      827,723     15.665795        12,966,939     11.36%
       Initial Deposit Funding
          1998  . . . . . . . . . . . . . . . . . . . . . . . . .      -        25,000     19.938436           498,461     15.67%
          1997  . . . . . . . . . . . . . . . . . . . . . . . . .      -        25,000     17.013707           425,343     11.36%

    Federated Insurance Series - Federated American Leaders Fund II
          2001  . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%        1,743     18.037468            31,439     -5.56%
          2000  . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%        1,743     19.099783            33,291      0.96%
          1999  . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%        1,743     18.918772            32,975      5.18%
          1998  . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%        1,743     17.987623            31,352     15.98%
          1997  . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%        1,743     15.509873            27,034     30.49%

    Federated Insurance Series - Federated High Income Bond Fund II
          2001  . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%       11,430     11.576649           132,321     -0.05%
          2000  . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%       11,430     11.581963           132,382    -10.29%
          1999  . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%       11,549     12.910046           149,098      0.87%
          1998  . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%       11,514     12.798283           147,359      1.26%
          1997  . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%        8,255     12.638879           104,334     12.24%

    Fidelity(R) VIP Fund - Equity-Income Portfolio:Initial Class
          2001  . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%       10,178     22.151096           225,454     -6.29%
          2000  . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%       10,178     23.639045           240,598      6.91%
          1999  . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%       10,261     22.111001           226,881      4.84%
          1998  . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%       10,320     21.089978           217,649     10.06%
          1997  . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%        8,340     19.161385           159,806     26.32%

    Fidelity(R) VIP Fund - Growth Portfolio:Initial Class
          2001  . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%    1,507,530     31.762055        47,882,251    -18.73%
          2000  . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%    2,137,305     39.081108        83,528,248    -12.13%
          1999  . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%    2,836,020     44.477104       126,137,956     35.65%
          1998  . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%    3,250,438     32.787648       106,574,217     37.68%
          1997  . . . . . . . . . . . . . . . . . . . . . . . . .   1.30%    3,512,225     23.814680        83,642,514     21.88%

    Fidelity(R) VIP Fund - Overseas Portfolio: Initial Class
          2001  . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%        2,025     11.818947            23,933    -22.28%
          2000  . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%        2,025     15.206809            30,794    -20.24%
          1999  . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%        2,025     19.064716            38,606     40.63%
          1998  . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%        2,025     13.556393            27,452     11.17%
          1997  . . . . . . . . . . . . . . . . . . . . . . . . .   1.40%        2,025     12.194007            24,693      9.99%



                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                    CONTRACT                    UNIT             CONTRACT            TOTAL
                                                  EXPENSE RATE(*)    UNITS    FAIR VALUE      OWNERS' EQUITY       RETURN(**)
                                                  ---------------    -----    ----------      --------------       ----------
MFS Variable Insurance Trust - Emerging Growth Series
     2001  . . . . . . . . . . . . . . . . . . . . .  1.40%            8,098     16.633908           134,701          -34.43%
     2000  . . . . . . . . . . . . . . . . . . . . .  1.40%            8,098     25.366342           205,417          -20.73%
     1999  . . . . . . . . . . . . . . . . . . . . .  1.40%            8,182     31.998468           261,811           74.24%
     1998  . . . . . . . . . . . . . . . . . . . . .  1.40%            8,948     18.364204           164,323           32.28%
     1997  . . . . . . . . . . . . . . . . . . . . .  1.40%            6,760     13.882402            93,845           20.20%

MFS Variable Insurance Trust - Total Return Series
     2001  . . . . . . . . . . . . . . . . . . . . .  1.40%            1,840     17.128409            31,516           -1.16%
     2000  . . . . . . . . . . . . . . . . . . . . .  1.40%            1,840     17.330096            31,887           14.40%
     1999  . . . . . . . . . . . . . . . . . . . . .  1.40%            1,840     15.148464            27,873            1.64%
     1998  . . . . . . . . . . . . . . . . . . . . .  1.40%            1,840     14.903861            27,423           10.76%
     1997  . . . . . . . . . . . . . . . . . . . . .  1.40%            1,840     13.455752            24,759           19.60%

Nationwide(R) SAT - Capital Appreciation Fund Class I
     2001  . . . . . . . . . . . . . . . . . . . . .  1.30%          221,588     16.206536         3,591,174          -29.08%
     2000  . . . . . . . . . . . . . . . . . . . . .  1.30%          318,566     22.850565         7,279,413          -27.48%
     1999  . . . . . . . . . . . . . . . . . . . . .  1.30%          510,658     31.511115        16,091,403            2.92%
     1998  . . . . . . . . . . . . . . . . . . . . .  1.30%          616,735     30.616503        18,882,269           28.28%
     1997  . . . . . . . . . . . . . . . . . . . . .  1.30%          552,741     23.867569        13,192,584           32.75%

Nationwide(R) SAT - Government Bond Fund Class I
     2001  . . . . . . . . . . . . . . . . . . . . .  1.30%          560,807     23.968162        13,441,513            5.85%
     2000  . . . . . . . . . . . . . . . . . . . . .  1.30%          681,128     22.642840        15,422,672           11.08%
     1999  . . . . . . . . . . . . . . . . . . . . .  1.30%        1,081,573     20.383584        22,046,334           -3.62%
     1998  . . . . . . . . . . . . . . . . . . . . .  1.30%        1,482,564     21.148524        31,354,040            7.49%
     1997  . . . . . . . . . . . . . . . . . . . . .  1.30%        1,641,433     19.674364        32,294,150            8.24%

Nationwide(R) SAT - Money Market Fund Class I
     2001  . . . . . . . . . . . . . . . . . . . . .  1.30%          247,804     16.358468         4,053,694            2.25%
     2000  . . . . . . . . . . . . . . . . . . . . .  1.30%          217,813     15.998629         3,484,709            4.66%
     1999  . . . . . . . . . . . . . . . . . . . . .  1.30%          364,098     15.286929         5,565,940            3.49%
     1998  . . . . . . . . . . . . . . . . . . . . .  1.30%          314,278     14.772116         4,642,551            3.90%
     1997  . . . . . . . . . . . . . . . . . . . . .  1.30%          256,805     14.217123         3,651,028            3.89%

Nationwide(R) SAT - Total Return Fund Class I
     2001  . . . . . . . . . . . . . . . . . . . . .  1.30%          957,665     30.261368        28,980,253          -12.97%
     2000  . . . . . . . . . . . . . . . . . . . . .  1.30%        1,350,920     34.772465        46,974,818           -3.39%
     1999  . . . . . . . . . . . . . . . . . . . . .  1.30%        2,094,716     35.991074        75,391,079            5.55%
     1998  . . . . . . . . . . . . . . . . . . . . .  1.30%        2,578,866     34.097665        87,933,309           16.54%
     1997  . . . . . . . . . . . . . . . . . . . . .  1.30%        2,824,370     29.258290        82,636,237           27.75%


                                                   CONTRACT                        UNIT           CONTRACT            TOTAL
                                                EXPENSE RATE(*)      UNITS      FAIR VALUE     OWNERS' EQUITY        RETURN(**)
                                                ---------------      -----      ----------     --------------        ----------
    Neuberger Berman Advisers Management Trust - Balanced Portfolio
          2001  . . . . . . . . . . . . . . . . . .   1.30%          621,086     20.810872        12,925,341          -14.49%
          2000  . . . . . . . . . . . . . . . . . .   1.30%          868,272     24.338383        21,132,336           -5.78%
          1999  . . . . . . . . . . . . . . . . . .   1.30%        1,138,066     25.832573        29,399,173           31.83%
          1998  . . . . . . . . . . . . . . . . . .   1.30%        1,423,685     19.595500        27,897,819           10.72%
          1997  . . . . . . . . . . . . . . . . . .   1.30%        1,559,755     17.698323        27,605,048           17.90%
                                                                                              --------------

    2001 Reserves for annuity contracts in payout phase:
       Tax qualified  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       228,291
       Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . .         87,648
                                                                               --------------
    2001 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . $  117,940,192
                                                                               ==============

    2000 Reserves for annuity contracts in payout phase:
       Tax qualified  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       289,862
       Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . .        130,630
                                                                               --------------
    2000 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . $  187,090,048
                                                                               ==============

    1999 Reserves for annuity contracts in payout phase:
       Tax qualified  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       336,409
       Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . .        173,891
                                                                               --------------
    1999 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . $  287,492,029
                                                                               ==============
    1998 Reserves for annuity contracts in payout phase:
       Tax qualified  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       287,218
       Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . .         92,595
                                                                               --------------
    1998 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . $  291,740,512
                                                                               ==============

    1997 Reserves for annuity contracts in payout phase:
       Tax qualified  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        45,493
       Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,742
                                                                               --------------
    1997 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . $  256,902,547
                                                                               ==============

(*) This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

(***)Under a substitution order effective in 2000, the American Century VP -
     American Century VP Balanced Portfolio was substituted for the American Century VP - American Century VP Advantage Portfolio. The financial highlights present data for the American Century VP - American Century VP Advantage Portfolio through 1999 and American Century VP - American Century VP Balanced Portfolio data thereafter.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

The Board of Directors of Nationwide Life and Annuity Insurance Company and
  Contract Owners of Nationwide VA Separate Account-A:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-A (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2002



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